Cover	Mar. 20, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2025
Entity File Number	001-42492
Entity Registrant Name	Beacon Roofing Supply, Inc.
Entity Central Index Key	0001124941
Entity Tax Identification Number	36-4173371
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	505 Huntmar Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	571
Local Phone Number	323-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.01 per share
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BECN
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ